Long-term Debt - Estimate Future Debt Payments on Long-term Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 37,041
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	29,502		$ 44,134
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,539	$ 9.8
2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2020 [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2020 [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	37,041
2021 [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	29,502
2021 [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,539